Commitments (Tables)	12 Months Ended
Nov. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Port Facilities and Other Commitments
At November 30, 2016, minimum amounts payable for our operating leases, with initial or remaining terms in excess of one year, and for the annual usage of port facilities and other non-cancelable contractual commitments with remaining terms in excess of one year, were as follows (in millions):

	Fiscal
	2017	2018	2019	2020	2021	Thereafter	Total
Operating leases	$47	$42	$38	$36	$30	$198	$391
Port facilities and other	228	195	117	108	102	875	1,625
	$275	$237	$155	$144	$132	$1,073	$2,016